Stockholders' Equity (Deficit) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 19, 2010	Oct. 31, 2010	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013	Oct. 24, 2011 Common Stock [Member] Individual	Oct. 31, 2010 Common Stock [Member]	Oct. 31, 2011 Common Stock [Member]	Oct. 31, 2010 Additional Paid-in Capital [Member]	Oct. 31, 2012 Additional Paid-in Capital [Member]	Oct. 31, 2011 Additional Paid-in Capital [Member]
Stockholders' Equity (Textual)
Common stock issued to founders of company as compensation on July 19, 2010	$ 15,000	$ 15,000						$ 120,000		$ (105,000)
Common stock issued to founders of company as compensation on July 19, 2010, (Shares)	120,000,000							120,000,000
Sale of common stock to individuals for cash on October 24, 2011, Share price					$ 0.001		$ 0.001
Sale of common stock to individuals for cash on October 24, 2011					43,500		43,500		34,800			8,700
Sale of common stock to individuals for cash on October 24, 2011, (Shares)							34,800,000		34,800,000
Capital contribution				$ 2,500	$ 1,258						$ 2,500	$ 1,258
Number of individuals							39
Total authorized capital, shares			400,000,000			400,000,000
Preferred Stock, shares authorized			200,000,000	200,000,000		200,000,000
Preferred Stock, par value			$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized			200,000,000	200,000,000		200,000,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001
Forward stock split, description			The Company adopted an resolution by unanimous written consent to effectuate a 8-for-1 (1:8) forward stock split (the ''Stock Split'') effective on January 6, 2014.